Hartford Series Fund, Inc.

690 Lee Road

Wayne, Pennsylvania 19087

February 14, 2024

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Hartford Series Fund, Inc. (the “Registrant”) (SEC File Nos. 333-45431 and 811-08629)

Dear Sir or Madam:

Included herewith for filing on behalf of the Registrant, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 136 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the creation of a new series of the Registrant, Hartford Small Cap Growth HLS Fund (the “Shell Fund”). At a meeting held February 13-14, 2024, the Board of Directors of Hartford HLS Series Fund II, Inc. (“HLS II”) approved the reorganization of Hartford Small Cap Growth HLS Fund (the “Existing Fund”), a series of HLS II, into the Shell Fund. The Shell Fund will be identical to the Existing Fund, except for its registrant. The Shell Fund’s investment objective, investment strategies, investment policies, risks, investment manager, sub-adviser, fee structure, and board of directors is the same as those of the Existing Fund. The Existing Fund is the only operational series of HLS II and has historically been included in the same statutory prospectus and statement of additional information as the eleven other series of the Registrant. The reorganization is designed to create operational and administrative efficiencies by having all twelve of the Hartford HLS Funds under the same registrant. The closing of the reorganization is anticipated to occur immediately before the opening of business on April 29, 2024, which also coincides with the Hartford HLS Funds annual registration statement update. The Existing Fund’s summary prospectus and statutory prospectus were supplemented on February 14, 2024 to describe the upcoming reorganization.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its staff (the “Staff”) limited to the changes discussed above because additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed on April 13, 2023 in Post-Effective Amendment No. 135 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A. The Registrant believes that no other area of the Amendment warrants particular attention. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 29, 2024. No fee is required in connection with this filing. Please contact me at (610) 386-4077 or lisa.zeises@hartfordfunds.com with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Lisa D. Zeises
Lisa D. Zeises
Assistant Secretary

cc:	John V. O’Hanlon

Alexander C. Karampatsos